Cover	Jun. 20, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 20, 2023
Entity File Number	1-38636
Entity Registrant Name	GARRETT MOTION INC.
Entity Central Index Key	0001735707
Entity Tax Identification Number	82-4873189
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	La Pièce 16
Entity Address, City or Town	Rolle
Entity Address, Country	CH
Entity Address, Postal Zip Code	1180
City Area Code	41 21
Local Phone Number	695 30 00
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	GTX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false